Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities	Below is a summary of the Company’s operating right-of-use assets and operating lease liabilities as of December 31, 2024, and 2023:
	December 31, 2024	December 31, 2023

Operating lease liabilities, current	277	290
Operating lease liabilities long-term	378	588
Total operating lease liabilities	655	878

Weighted Average of Remaining Lease Term	2.52	3.33
Weighted-average discount rate - operating leases	9.92%	9.6%

Schedule of Right-of-Use Assets Over the Remaining Lease Periods

Lease payments for the Company’s right-of-use assets over the remaining lease periods as of December 31, 2024, are as follows:

Year ended December 31,	U.S. dollars in thousands

2025	326
2026	254
2027	154

Total undiscounted lease payment	734
Less: Interest (*)	(79)
Present value of lease liabilities	655

(*) Future lease payments were discounted by 7.98%-15.78% interest rate.